Adjusting Items Included in Taxation - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Revenue [Abstract]
Change to the deferred tax liabilities due to the effect of change in tax rate	£ 7
Tax on adjusting items	£ 209	£ 71	£ 199